Condensed Consolidated Interim Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 39,201	$ 144,948
Restricted cash	15,423	14,674
Accounts receivable, net	122,730	200,776
Other current assets	81,141	65,011
Inventory, net	117,593	53,344
Total current assets	376,088	478,753
NON-CURRENT ASSETS:
Property and equipment, net	275,472	300,702
Intangible asset, net	3,607,628	3,821,844
Goodwill	3,026,036	3,026,036
Total non-current assets	6,909,136	7,148,582
Total assets	7,285,224	7,627,335
CURRENT LIABILITIES:
Short term bank credit	53,748
Short-term loans	14,024
Trade payables	673,210	709,269
Employees and payroll accruals	430,753	359,273
Accrued expenses and other current liabilities	604,179	842,142
Convertible loans	319,380	226,661
Total current liabilities	2,095,294	2,137,345
NON-CURRENT LIABILITIES:
Capital note	35,777	32,000
Convertible loans	3,244,382	1,809,816
Warrants presented at fair value	1,289,388	945,025
Total non-current liabilities	4,569,547	2,786,841
Total liabilities	6,664,841	4,924,186
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 ordinary shares as of June 30, 2019 and December 31, 2018, respectively; Issued and outstanding: 24,033,660 and 23,491,948 ordinary shares as of June 30, 2019 and December 31, 2018, respectively	64,815	63,301
Additional paid in capital	19,842,626	19,698,606
Accumulated deficit	(19,287,058)	(17,058,758)
Total shareholders' equity	620,383	2,703,149
Total liabilities and shareholders' equity	$ 7,285,224	$ 7,627,335